Employees' Retirement Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥ (12,150)	¥ 32,201	¥ 14,258
Amortization of prior service cost	1,082	1,226	1,392
Amortization of actuarial gains and losses	(4,526)	(2,108)	(1,719)
Amortization of transition obligation	(48)	(49)	(112)
Contract-type Corporate Pension Plan, Defined Benefit | Parent
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	(5,288)	11,782	8,882
Amortization of prior service cost	558	694	851
Amortization of actuarial gains and losses	(1,649)	(1,128)	(834)
Amortization of transition obligation	(48)	(49)	(112)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ (6,427)	¥ 11,299	¥ 8,787